Note 7 - Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

7. Accrued Liabilities

Accrued liabilities consist of the following:

	September 30, 2013 (Unaudited)	December 31, 2012
Accrued salaries, wages, benefits and bonus	$35,293	$65,581
Sales tax payable	—	877
Accrued accounting and legal fees	16,500	5,160
Customer deposit payable	—	36,540
Accrued interest	—	76,438
Royalty payable	—	262,500
Other accrued liabilities	16,060	41,860
	$67,853	$488,956

7. Accrued Liabilities

Accrued liabilities consist of the following:

	December 31, 2012	December 31, 2011
Accrued salaries, wages, benefits and bonus	$65,581	$92,692
Sales tax payable	877	1,159
Accrued accounting and legal fees	5,160	138,233
Allowance for returns	—	20,081
Customer deposit payable	36,540	13,819
Accrued interest	76,438	—
Royalty payable	262,500	125,000
Other accrued liabilities	41,860	37,829
	$488,956	$428,813